Vessels and Equipment, net	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Vessels and Equipment, net	Vessels and Equipment, net

	As of and for the six months ended June 30, 2026	As of and for the year ended December 31, 2026
(in $ millions)
Cost
At January 1	888.6	888.6
At end of the period	888.6	888.6

	As of and for the six months ended June 30, 2026	As of and for the year ended December 31, 2026
(in $ millions)
Depreciation
At January 1	(64.8)	(35.6)
Charge for the period	(14.6)	(29.2)
At end of the period	(79.4)	(64.8)

Net book value at end of the period	809.2	823.8
During the six months ended June 30, 2026, we considered whether indicators of impairment existed that could indicate that the carrying amounts of our vessels may not be recoverable as of June 30, 2026 and concluded that no such events occurred.